Derivative Instruments - Balance Sheet Location (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Foreign currency derivatives | Not Designated as Hedging Instrument | Prepaid and other current assets
Derivatives, Fair Value
Derivative asset fair value	$ 23	$ 9	$ 10
Foreign currency derivatives | Not Designated as Hedging Instrument | Other current liabilities
Derivatives, Fair Value
Derivative liability fair value	34	90	$ 188
Cash Flow Hedging | Commodity derivative contracts | Designated as Hedging Instrument
Derivatives, Fair Value
Derivative asset fair value	28,738	5,326
Derivative liability fair value	58	581
Cash Flow Hedging | Commodity derivative contracts | Designated as Hedging Instrument | Prepaid and other current assets
Derivatives, Fair Value
Derivative asset fair value	15,643	2,518
Cash Flow Hedging | Commodity derivative contracts | Designated as Hedging Instrument | Other accrued liabilities
Derivatives, Fair Value
Derivative liability fair value	0	0
Cash Flow Hedging | Commodity derivative contracts | Designated as Hedging Instrument | Other long-term assets
Derivatives, Fair Value
Derivative asset fair value	13,095	2,808
Cash Flow Hedging | Commodity derivative contracts | Designated as Hedging Instrument | Other long-term obligations
Derivatives, Fair Value
Derivative liability fair value	$ 58	$ 581